Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Loss carryforwards not subject to expiration	$ 246,000
State credit carry forwards	15,300
Increase (decrease) in reserve for uncertain tax positions	(1,421)	424	6,313
Valuation allowance	(747)	5,201	(20,533)
Undistributed earnings of international subsidiaries total	574,500
Cash From certain foreign subsidiaries repatriated	260,000
Unrecognized tax benefits	22,200	23,900
Accrued for interest	4,100	4,400
Interest expense	300
Interest benefit	2,500
Interest expense	2,200
U.S. Federal [Member]
Income Taxes [Line Items]
Loss carryforwards	55,800
Foreign [Member]
Income Taxes [Line Items]
Loss carryforwards	335,000
State [Member]
Income Taxes [Line Items]
Loss carryforwards	13,900
Uncertain Items Arising During Year [Member]
Income Taxes [Line Items]
Increase (decrease) in reserve for uncertain tax positions	4,500	4,300	9,800
Uncertain Items Arising During Prior Years [Member]
Income Taxes [Line Items]
Increase (decrease) in reserve for uncertain tax positions	(5,400)	(3,800)	(3,500)
FRANCE
Income Taxes [Line Items]
Valuation allowance			24,282
2014 to 2019 | Foreign [Member]
Income Taxes [Line Items]
Operating loss carryforwards subject to expiration	32,000
2019 to 2033 | Foreign [Member]
Income Taxes [Line Items]
Operating loss carryforwards subject to expiration	$ 57,000